Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	47 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000050722
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.95%)	3.22%		2.28%	2.99%
C000174022
Average Annual Return [Line Items]
Average Annual Return, Percent	0.75%	5.71%		2.36%	2.65%
C000220896
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.12%)	3.61%	2.12%
C000220898
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.12%)	3.59%	2.18%
Without Sales Load [Member] | C000050721
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	7.79%		3.40%	3.70%
Without Sales Load [Member] | C000050722
Average Annual Return [Line Items]
Average Annual Return, Percent	2.13%	7.52%		3.12%	3.41%
Without Sales Load [Member] | C000174022
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	6.71%		2.36%	2.65%
Without Sales Load [Member] | C000050720
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%	7.84%		3.43%	3.76%
Without Sales Load [Member] | C000220895
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%	9.63%	3.79%
Without Sales Load [Member] | C000220896
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%	9.35%	3.53%
Without Sales Load [Member] | C000220897
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%	9.60%	3.85%
Without Sales Load [Member] | C000220898
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%	9.33%	3.59%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent				(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent					1.35%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.78%)
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.78%)
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.78%)
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.71%)
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.78%)
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.41%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					4.90%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.41%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					4.90%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.41%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					4.90%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		8.89%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				4.41%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent					4.90%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		20.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			13.09%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		11.19%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		20.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			13.09%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		11.19%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		20.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			13.09%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		11.19%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		20.19%
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			13.09%
FR Notes - Benchmark total return 6 months w/o sales charge - 3
Average Annual Return [Line Items]
Average Annual Return, Percent	5.40%
FR Notes - Benchmark total return 1 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent		11.19%
FR Notes - Benchmark total return 10 year - 3
Average Annual Return [Line Items]
Average Annual Return, Percent			5.11%